U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

January 9, 2013

VIA EDGAR

Securities and Exchange Commission (“SEC”)
100 F Street, N.E.
Washington, DC 20549

Re:	Direxion Shares ETF Trust II (the “Trust”) File Nos.: 333-168227

Dear Sir or Madam:

Pursuant to Rule 415 of the Securities Act of 1933, as amended (the “1933 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Pre-Effective Amendment No. 2 under the 1933 Act, to the Trust’s Registration Statement on Form S-1 to become effective on such date as the SEC, acting pursuant to Section 8(a) of the 1933 Act, may determine.  The purpose of the filing to respond to, and incorporate revisions as the result of, SEC comments to the Trust’s Pre-Effective Amendment No. 1.

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC